Fair values	12 Months Ended
Dec. 31, 2023
Fair values
Fair values
—
Note 7
Fair values
Recurring fair value measures
The fair values of financial assets and

liabilities measured at fair value

on a recurring basis were as

follows:
Total
December 31, 2023 ($ in millions) Level 1 Level 2 Level 3 fair value
Assets
Securities in “Marketable

securities and short-term

investments”:
Equity securities

— 1,282 — 1,282
Debt securities—U.S. government

obligations

183 — — 183
Derivative assets—current in “Other current assets”

— 169 — 169
Derivative assets—non-current in “Other non-current assets”

— 35 — 35
Total 183 1,486 — 1,669
Liabilities
Derivative liabilities—current

in “Other current liabilities”

— 230 — 230
Derivative liabilities—non-current

in “Other non-current liabilities”

— 246 — 246
Total — 476 — 476
Total
December 31, 2022 ($ in millions) Level 1 Level 2 Level 3 fair value
Assets
Securities in “Marketable

securities and short-term

investments”:
Equity securities

— 355 — 355
Debt securities—U.S. government

obligations

255 — — 255
Debt securities—Other government

obligations

— 58 — 58
Debt securities—Corporate

— 57 — 57
Derivative assets—current in “Other current assets”

— 184 — 184
Derivative assets—non-current in “Other non-current assets”

— 27 — 27
Total 255 681 — 936
Liabilities
Derivative liabilities—current

in “Other current liabilities”

— 121 — 121
Derivative liabilities—non-current

in “Other non-current liabilities”

— 367 — 367
Total — 488 — 488
During 2023, 2022 and 2021,

there have been
no

reclassifications for any financial

assets or liabilities
between Level 1 and Level

2.
The Company uses the following

methods and assumptions in

estimating fair values of financial

assets and
liabilities measured at fair value

on a recurring basis:
•
Securities in “Marketable securities and

short
‑
term investments”:

If quoted market prices in active
markets for identical assets are available,

these are considered Level

1 inputs; however, when
markets are not active, these inputs

are considered Level 2. If such

quoted market prices are not
available, fair value is determined

using market prices for similar

assets or present value
techniques, applying an appropriate

risk
‑
free interest rate adjusted for non
‑
performance risk. The
inputs used in present value techniques

are observable and fall into the Level

2 category.
• Derivatives:
The fair values of derivative

instruments are determined

using quoted prices of
identical instruments from an active

market, if available (Level

1 inputs). If quoted prices are not
available, price quotes for similar

instruments, appropriately adjusted,

or present value
techniques, based on available

market data, or option pricing

models are used. The fair values
obtained using price quotes

for similar instruments or valuation

techniques represent a Level 2
input unless significant unobservable

inputs are used.
Non
‑
recurring fair value measures
There were no

significant non
‑
recurring fair value measurements

during the years ended 2023, 2022

and
2021.
Disclosure about financial instruments

carried on a cost basis
The fair values of financial instruments

carried on a cost basis were as

follows:
Carrying Total
December 31, 2023 ($ in millions) value Level 1 Level 2 Level 3 fair value
Assets
Cash and equivalents (excluding

securities

with original maturities

up to 3 months):
Cash

1,431 1,431 — — 1,431
Time deposits

2,460 — 2,460 — 2,460
Restricted cash 18 18 — — 18
Marketable securities and

short-term investments

(excluding

securities):
Time deposits

463 — 463 — 463
Liabilities
Short-term debt and current

maturities of long-term

debt

(excluding finance lease

obligations)

2,576 2,521 55 — 2,576
Long-term debt (excluding

finance lease obligations)

5,060 5,096 5 — 5,101
Carrying Total
December 31, 2022 ($ in millions) value Level 1 Level 2 Level 3 fair value
Assets
Cash and equivalents (excluding

securities

with original maturities

up to 3 months):
Cash

1,697 1,697 — — 1,697
Time deposits

2,459 — 2,459 — 2,459
Restricted cash 18 18 — — 18
Liabilities
Short-term debt and current

maturities of long-term

debt

(excluding finance lease

obligations)

2,500 1,068 1,432 — 2,500
Long-term debt (excluding

finance lease obligations)

4,976 4,813 30 — 4,843
The Company uses the following

methods and assumptions in

estimating fair values of financial

instruments
carried on a cost basis:
•
Cash and equivalents (excluding

securities with original maturities up

to 3 months), Restricted
cash and Marketable securities and

short
‑
term investments (excluding

securities):

The carrying
amounts approximate the fair values

as the items are short
‑
term in nature or, for cash held in
banks, are equal to the deposit amount.
• Short
‑
term debt and current maturities

of long
‑
term debt (excluding finance

lease obligations):
Short ‑
term debt includes commercial paper, bank borrowings

and overdrafts. The carrying
amounts of short
‑
term debt and current maturities

of long
‑
term debt, excluding finance lease
obligations, approximate their

fair values.
•
Long
‑
term debt (excluding finance lease

obligations):
Fair values of bonds are determined

using
quoted market prices (Level 1 inputs), if

available. For bonds without

available quoted market
prices and other long
‑
term debt, the fair values are determined

using a discounted cash flow
methodology based upon

borrowing rates of similar debt instruments

and reflecting appropriate
adjustments for non ‑ performance risk (Level 2 inputs).